Summary of significant accounting policies (Details) - Nongyuan Network (VIE) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Variable Interest Entity [Line Items]
Current assets	$ 318,971,000	$ 281,493	$ 303,172
Plant and equipment, net	12,100,000	37,479	0
Other noncurrent assets	21,807,000	0
Total assets	352,878,000	318,972	303,172
Total liabilities	74,005,000	26,015	168,988
Net assets	$ 278,873,000	$ 292,957	$ 134,184